SEI INSTITUTIONAL MANAGED TRUST

Conservative Income Fund
(the "Fund")

Supplement Dated July 10, 2019
to the Class F Prospectus, dated January 31, 2019, as amended on April 1, 2019, April 4, 2019,
June 27, 2019 and July 1, 2019 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

In the Fund Summary for the Fund, under the heading titled "Performance Information," the bar chart showing changes in the Fund's performance from year to year for the past two calendar years is hereby deleted and replaced with the following:

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1231 (7/19)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
(the "Fund")

Supplement Dated July 10, 2019
to the Class I Prospectus, dated January 31, 2019, as amended on April 1, 2019, April 4, 2019 and July 1, 2019 (the "Prospectus")

In the Fund Summary for the Fund, under the heading titled "Performance Information," the bar chart showing changes in the Fund's performance from year to year for the past ten calendar years is hereby deleted and replaced with the following:

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1232 (7/19)